SEGMENT REPORTING (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Assets	$ 8,908,660	$ 4,571,089
Biotechnology Segment [Member]
Segment Reporting Information [Line Items]
Assets	8,366,785
Technology Segment [Member]
Segment Reporting Information [Line Items]
Assets	$ 541,875